Share Based Compensation (Details) - Schedule of Share-based Compensation Expenses ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
share-based compensation expenses	¥ 4,782	$ 4,782	¥ 9,771	$ 9,771	¥ 15,806	$ 15,806
Selling and marketing expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
share-based compensation expenses				12		7
General and administrative expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
share-based compensation expenses		4,782		9,737		15,991
Research and development expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
share-based compensation expenses				$ 22		$ (192)